PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Depreciation expense	$ 2,100	$ 2,746	$ 2,100	$ 2,746	$ 3,446	$ 1,802